Deferred tax assets and liabilities (Details 2) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiaries [member]
Statement [line items]
Temporary differences on which no deferred tax has been provided as they are permanent in nature	$ 3	$ 2
Goodwill from acquisitions [member]
Statement [line items]
Temporary differences on which no deferred tax has been provided as they are permanent in nature	$ (29)	$ (28)